STATEMENT OF OPERATIONS - USD ($)		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Condensed Consolidated Statements of Operations
General and administrative expenses		$ 2,603,313		$ 3,560	$ 4,338,184
Franchise tax expense		(49,315)		2,075	(141,586)
Net loss		(3,586,220)	$ (6,192,529)	$ (5,635)	(9,778,749)
Other income (expense)
Change in fair value of derivative warrant liabilities		(917,000)			(4,539,990)
Offering costs - derivative warrant liabilities		0			(827,601)
Income from investments held in Trust Account		13,408			128,612
Net loss before income tax		3,586,220			9,778,749
Income tax expense		$ 0			$ 0
Weighted average shares outstanding, basic and diluted	[1]			8,750,000
Basic and diluted net loss per common share				$ 0.00

[1]	This number excludes an aggregate of up to 1,312,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 8, 2021, the underwriters fully exercised the over-allotment option; thus, these shares are no longer subject to forfeiture (see Note 6).